Consolidated Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Statements Of Operations
Revenues	$ 4,400	$ 0	$ 761,042	$ 0
Costs and expenses
Research and development expenses	81,820	246,897	646,756	2,193,838
Loss on sale of research and development inventory	0	605,297	1,934,630	0
Plasma center operating expenses	461,493	376,698	1,370,718	1,876,644
General and administrative expenses	674,589	356,751	1,431,894	1,425,951
Total Costs and Expenses	1,217,902	1,585,643	5,383,998	5,496,433
Loss from Operations	(1,213,502)	(1,585,643)	(4,622,956)	(5,496,433)
Other income (expense)
Other income	0	0	0	244,479
Interest income	7,067	640	1,689	10,235
Interest expense	(8,494)	(316,138)	(1,602,958)	(705,993)
Total Other Income (Expense)	(1,427)	(315,498)	(1,601,269)	(451,279)
Loss before income taxes	(1,214,929)	(1,901,141)	(6,224,225)	(5,947,712)
Income tax benefit	617,615	320,765	320,765	0
Net Loss	$ (597,314)	$ (1,580,376)	$ (5,903,460)	$ (5,947,712)
Net Loss per Share -
Basic and Diluted	$ (0.23)	$ (4.5)	$ (16.72)	$ (16.92)
Weighted Average Number of Shares Outstanding - Basic and Diluted	2,648,087	351,535	353,098	351,535